Material Accounting Policies (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Significant Accounting Policies
Low value assets	€ 1
Useful life of property and equipment	5 years
Minimum
Significant Accounting Policies
Lease term	2 years
Maximum
Significant Accounting Policies
Lease term	9 years